Taxation - Components of Loss Before Tax (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Loss before tax
Loss from PRC entities	¥ (138,698)		¥ (61,292)	¥ (310,312)
Loss from Cayman Islands and Hong Kong entities	(518,188)		(261,498)	(1,913,916)
Total loss before tax	(656,886)		(322,790)	(2,224,228)
Income tax benefit/(expense)
Current income tax expense	(1,450)		(9,825)	(2,119)
Deferred tax benefit	15,962	$ 2,518	4,644	2,709
Total income tax benefit/(expense)	¥ 14,512	$ 2,289	¥ (5,181)	¥ 590